Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Labor and Social Security Obligations

	12/31/2021	12/31/2020

Profit sharing	101,880	37,802
Labor provisions	4,419	2,922

	106,299	40,724